united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22808

PREDEX

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Michael Achterberg, PREDEX

222 North Pacific Coast Hwy, Suite 2000, El Segundo, CA 90245

(Name and address of agent for service)

Registrant's telephone number, including area code: 949-336-3445

Date of fiscal year end: 4/30

Date of reporting period: 1/31/20

Item 1. Schedule of Investments.

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares			Fair Value
		REAL ESTATE INVESTMENTS (94.4%)

		Private Investment Funds * (88.2%)
7,367		AEW Core Property Trust (U.S.), Inc.	$7,646,423
75		American Core Realty Fund, LP	9,446,646
68,399		Barings Core Property Fund LP	9,216,092
460,813		BGO Daily Value Fund, LP	5,262,391
3,260		BGO Diversified US Property Fund LP	7,301,487
n/a		BlackRock US Core Property Fund, LP	13,444,817
9,649,408		CBRE U.S. Core Partners, LP	13,997,431
8,982		Clarion Lion Properties Fund, LP	13,917,914
n/a		GWL U.S. Property Fund LP	10,894,678
70		Invesco Core Real Estate-U.S.A., LP	13,421,294
5,295		Invesco U.S. Income Fund, LP	7,396,865
599		Morgan Stanley Prime Property Fund, LLC	11,517,860
560,439		Principal Enhanced Property Fund, LP	7,301,854
8,344		PRISA LP	14,554,575
3,393		Prologis Targeted U.S. Logistics Holdings, LP	6,063,747
76,942		RREEF America REIT II, Inc.	9,793,968
53,779		RREEF Core Plus Industrial Fund LP	7,158,474
82		Sentinel Real Estate Fund, LP	7,384,192
4,031		Stockbridge Smart Markets Fund, LP	6,404,623
812		UBS Trumbull Property Fund LP	8,545,029
n/a		USAA US Government Building Fund	7,312,476
		Total Private Investment Funds (Cost $191,034,070)	197,982,836

		Public Non-Traded Funds (6.2%)
896,676		Black Creek Diversified Property Fund (Class I)	6,719,423
590,153		Jones Lang LaSalle Income Property Trust, Inc. (Class M-I)	7,241,175
		Total Public Non-Traded Funds (Cost $13,724,511)	13,960,598
		TOTAL REAL ESTATE INVESTMENTS (Cost $204,758,581)	211,943,434

		SHORT-TERM INVESTMENT (5.4%)
12,051,765		Dreyfus Treasury Obligations Cash Management, Institutional Shares, 1.45% +	12,051,765
101,514		Federated Treasury Obligations Fund, Institutional Shares, 1.47% +	101,514
		(Cost $12,153,279)	12,153,279

		TOTAL INVESTMENTS (99.8%)
		(Cost $216,911,860)	224,096,713

		OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)	513,903
		NET ASSETS (100.0%)	$224,610,616

	LP	- Limited Partnership
	+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.
	*	Fair value estimated using Fair Valuation Procedures adopted by the Board of Trustees as discussed in the notes.

PREDEX
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

As of January 31, 2020, the Fund had the following unfunded commitments for investment:

Underlying Fund	Unfunded Commitments	Redemption Frequency
AEW Core Property Trust (U.S.), Inc.	$2,000,000	Quarterly
American Core Realty Fund, LP	-	Quarterly
Barings Core Property Fund LP	-	Quarterly
BGO Daily Value Fund, LP	-	Daily
BGO Diversified US Property Fund LP	-	Quarterly
BlackRock US Core Property Fund, LP	-	Quarterly
CBRE U.S. Core Partners, LP	-	Quarterly
Clarion Lion Industrial Trust	8,000,000	Quarterly
Clarion Lion Properties Fund, LP	-	Quarterly
GWL U.S. Property Fund LP	-	Quarterly
Invesco Core Real Estate-U.S.A., LP	-	Quarterly
Invesco U.S. Income Fund, LP	-	Quarterly
Morgan Stanley Prime Property Fund, LLC	-	Quarterly
Principal Enhanced Property Fund, LP	-	Quarterly
PRISA LP	-	Quarterly
Prologis Targeted U.S. Logistics Holdings, LP	1,700,000	Quarterly
RREEF America REIT II, Inc.	1,300,000	Quarterly
RREEF Core Plus Industrial Fund LP	500,000	Quarterly
Sentinel Real Estate Fund, LP	-	Daily
Stockbridge Smart Markets Fund, LP	3,000,000	Quarterly
UBS Trumbull Property Fund LP	-	Quarterly
USAA US Government Building Fund	-	Quarterly
Black Creek Diversified Property Fund	-	Monthly
Jones Lang LaSalle Income Property Trust, Inc.	-	Daily

PREDEX

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2020

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund uses fair valuation procedures to value a substantial portion of its assets. The Fund uses the fair value of a security to calculate its net asset value (“NAV”) when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate. Short-term investments having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Private Investment Funds – The Fund invests a significant portion of its assets in Private Investment Funds (each a “Private Fund” and collectively, the “Private Funds”). The Private Funds measure their real estate investments at fair value, and report a NAV per share on typically a calendar quarter basis. The Fund estimates the fair value of each Private Fund by adjusting the most recent NAV for each Private Fund by the change in a proprietary benchmark that the Fund has deemed to be representative of the entire Private Fund market. If an underlying fund manager reports the NAV per share (or its equivalent) to the Fund on a daily basis, then that unadjusted NAV per share is used to value the investment. Use of a NAV per share is commonly used as an acceptable valuation technique for investments in private investment companies, and is referred to as the "practical expedient" by ASC 820 Fair Value Measurement.

Fair Value Process – The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

PREDEX

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

January 31, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Investments*	Level 1	Level 2	Level 3	Total Value
Real Estate Investments	$ 13,960,598	$ -	$192,720,445	$206,681,043
Short-Term Investment	12,153,279	-	-	12,153,279
Subtotal	$ 26,113,877	$ -	$192,720,445	$218,834,322
Private Investment Fund**				$ 5,262,391
Total Investments				$224,096,713

* Refer to the Portfolio of Investments for a more detailed account of the Fund’s holdings.

** A private fund investment that is daily measured at fair value using the NAV per share (or its equivalent) practical expedient has not been categorized in the fair value hierarchy.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title)

*/s/ J. Grayson Sanders

J. Grayson Sanders., Principal Executive Officer/President

Date 3/30/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 3/30/20

By (Signature and Title)

*/s/ Michael Achterberg

Michael Achterberg, Principal Financial Officer/Treasurer

Date 3/30/20